Cash Flow Adjustments and Changes in Working Capital (Details) - GBP (£) £ in Thousands	6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Non-cash adjustments
Depreciation and amortisation	£ 8,743	£ 3,917
Interest income	(353)	(126)
Interest expense	865	222
Foreign exchange (gain)/loss	3,529	(638)
Grant income	(376)	(431)
Research and development tax credit	(800)	(540)
Share based payment expense	6,996	5,010
Fair value movement on equity consideration	0	5,917
Hyperinflation	(22)	(13)
Gain on sale of subsidiary	(2,215)	0
Gain on sublease recognition	(498)	0
Sublease discount unwind	(3)	0
(Gain)/loss from disposal of non-current assets	20	(13)
Total non-cash adjustments	15,886	13,305
Net changes in working capital
(Increase) / Decrease in trade and other receivables	(8,948)	(11,772)
Increase / (Decrease) in trade and other payables	22,884	994
Total changes in working capital	£ 13,936	£ (10,778)